Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

4.Financial risk management

4.1 Fair value estimation

The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s assets and liabilities that are measured at fair value at December 31, 2025 and 2024.

	At December 31,
(Euro thousands)	2025	2024
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,034	1,054
Level 3	593	1,656
	1,627	2,710
Liabilities
Other current liabilities
- Warrant liabilities
Level 1	177	791
Level 3	96	432
	273	1,223

Financial assets at fair value through profit or loss included in Level 1 are publicly listed investment fund shares and included in Level 3 are non-listed investment fund shares, the fair value of which are determined using a valuation model for which not all inputs are market observable rates.

Warrant liabilities included in Level 1 are public warrants with using of an observable market quote in an active market and included in Level 3 are private placement warrants with using a Black-Scholes Model.

During the years ended December 31, 2025 and 2024, there are no transfers among levels of the fair value hierarchy used in measuring the fair value of financial instruments, and also no changes in the classification of financial assets as a result of a change in the purpose or use of those assets.

The carrying amount of cash and cash equivalents, trade receivables and most other current assets, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.

4.2 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group did not use any derivative financial instruments to hedge certain risk exposures.

(a)Market risk

Foreign exchange risk

The Group has a vast international presence, and therefore is exposed to the risk that changes in currency exchange rates could adversely impact revenue, expenses, margins and profit. The Group’s management assesses its foreign exchange risk by performing a regular review.

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At December 31, 2025		At December 31, 2024
	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	weakens by 5%	strengthens by 5%	weakens by 5%
USD	(11,721)	11,721	(12,342)	12,342
CNY	(375)	375	(438)	438
HKD	44	(44)	(31)	31
GBP	14	(14)	30	(30)
JPY	(720)	720	(1,169)	1,169
Total	(12,758)	12,758	(13,950)	13,950

Interest rate risk

The Group does not have any significant interest-bearing financial assets or liabilities except for cash and cash equivalents and borrowings, details of which are disclosed in Notes 23 and 24 respectively.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s borrowings with floating interest rates. The Group’s policy is to manage its interest cost using a mix of fixed and variable rate debts. As at December 31, 2025, approximately 98% (December 31, 2024: 91%) of the Group’s interest-bearing borrowings bore interest at fixed rates.

The following table demonstrates the sensitivity to a reasonably possible change in interest rate, with all other variables held constant, of the Group’s loss before tax (through the impact on floating rate borrowings).

	Increase/(decrease)	Increase/(decrease)
(Euro thousands)	in basis points	in loss before tax
2025	100	76
	(100)	(76)
2024	100	163
	(100)	(163)

(b)Credit risk

Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.

With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers.

The following table provides the aging of trade receivables:

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	6,910	10,021	385	7,082	24,398
Loss allowance (Note 21)	—	(2,186)	(243)	(6,587)	(9,016)
Total trade receivables at December 31, 2025	6,910	7,835	142	495	15,382
Trade receivables, gross	8,479	13,728	4,072	8,271	34,550
Loss allowance	—	(153)	(617)	(5,681)	(6,451)
Total trade receivables at December 31, 2024	8,479	13,575	3,455	2,590	28,099

(c)Liquidity risk

Liquidity risk refers to the difficulty the Group could have in meeting its financial obligations.

According to management, the funds, the credit lines currently available and the financial support from one of the Group’s shareholders, Fosun International Limited, in addition to those that will be generated by operating and financing activities, will enable the Group to meet its financial requirement arising from investing activities, working capital management and punctual loan repayment as planned.

As of December 31, 2025, the Group has undrawn cash credit lines of $1.73 million (December 31, 2024:$6 million) available at banks.

The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at December 31, 2025
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	33,970	11,829	—	—	45,799
Other current liabilities	12,187	91,650	—	—	103,837
Lease liabilities	—	45,852	49,222	57,500	152,574
Borrowings	—	325,067	9,618	70	334,755
	46,157	474,398	58,840	57,570	636,965

	As at December 31, 2024
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	38,845	41,579	—	—	80,424
Other current liabilities	9,358	93,231	—	—	102,589
Lease liabilities	—	53,348	55,169	76,700	185,217
Borrowings	—	158,540	14,792	10,430	183,762
	48,203	346,698	69,961	87,130	551,992